REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Schedule of revision of balance sheet - USD ($)	Mar. 31, 2021	Feb. 02, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability
Total Liabilities		214,710
Common stock subject to possible redemption		168,253,860
Additional paid-in capital		6,925,294
Accumulated deficit		(1,925,928)
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock		42
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability		17,077,500
Total Liabilities		17,077,500
Common stock subject to possible redemption		(17,077,500)
Additional paid-in capital	$ 3,115,509	1,586,454
Accumulated deficit		(1,586,625)
Adjustment [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock		171
As Revised [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability		17,077,500
Total Liabilities		17,077,500
Common stock subject to possible redemption		151,176,360
Additional paid-in capital	$ (3,115,509)	5,338,840
Accumulated deficit		(339,303)
As Revised [Member] | Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock		$ 213